Transaction with Related Parties - Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cardiff Drilling Inc.
Service Revenue, net	$ (8,439)	$ (7,729)
Vivid Finance Limited
General and administrative expenses:
General and administrative expenses	1,350	5,706
Azara Services S.A.
General and administrative expenses:
General and administrative expenses	1,250	1,250
Basset Holding Inc.
General and administrative expenses:
General and administrative expenses	249	616
Chairman, President and Chief Executive Officer
General and administrative expenses:
Amortization of CEO's stock based compensation	1,598	653
Dryships Inc.
General and administrative expenses:
Interest income	$ 5,252	$ 0